Employment Agreements (10K) (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Nov. 09, 2015	Sep. 08, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Business acquisition description					Steve La Neve brings thirty years of health care experience, leadership and success to Life Science Enterprises. Prior to his current position, Steve held leadership roles in the device and diagnostic segments which include: CEO and President of Etex Corporation; President of Becton Dickinson’s Pre-Analytical Systems business; President of Medtronic’s $3.5b Spine and Biologics business; and President of Medtronic’s second largest country business unit, Medtronic Japan.
Number options, granted			5,455,092	0	5,536,249	757,977
Mr. La Neve [Member] | Employment Agreements [Member]
Employment agreement description		Pursuant to the employment agreement entered into between the Company and Mr. La Neve on September 8, 2015, the initial term of his employment began on August 17, 2015 and will continue for three years until August 16, 2018, which term will automatically be extended for successive one year periods, unless earlier terminated.
Mr. La Neve [Member] | Employment Agreements [Member] | From August 17, 2015 To August 16, 2018 [Member]
Salary gross amount per annum		$ 500,000
Percentage of bonus from base salary		70.00%
Percentage of received option to purchase of outstanding shares		6.00%
Option vested period		3 years
Mr. Frelick [Member] | Employment Agreements [Member]
Employment agreement description		Pursuant to the employment agreement entered into between the Company and Mr. Frelick on September 8, 2015, the initial term of his employment began on August 17, 2015 and willcontinue for three years until August 16, 2018, which term will automatically be extended for successive one year periods, unless earlier terminated.
Mr. Frelick [Member] | Employment Agreements [Member] | From August 17, 2015 To August 16, 2018 [Member]
Salary gross amount per annum		$ 300,000
Percentage of bonus from base salary		50.00%
Percentage of received option to purchase of outstanding shares		3.00%
Option vested period		3 years
Deina H Walsh [Member] | Employment Agreement [Member]
Salary gross amount per annum	$ 200,000
Percentage of bonus from base salary	35.00%
Percentage of annual bonus paid from base salary	$ 0.35
Deina H Walsh [Member] | Letter Agreement [Member]
Number options, granted	465,795
Deina H Walsh [Member] | Letter Agreement [Member] | First Anniversary [Member]
Option vested granted during period	155,265
Deina H Walsh [Member] | Letter Agreement [Member] | Second Anniversary [Member]
Option vested granted during period	155,265
Deina H Walsh [Member] | Letter Agreement [Member] | Third Anniversary [Member]
Option vested granted during period	155,265